Notes to the Balance Sheet - Summary of Property, Plant and Equipment(Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Beginning balance	€ 6,323,753	€ 4,653,000
Foreign exchange gain (loss)	26,000	(5,000)
Ending balance	7,106,783	6,323,753
Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,207,000	2,732,000
Ending balance	3,959,000	3,207,000
Furniture and fixtures [member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,117,000	1,921,000
Ending balance	3,148,000	3,117,000
Gross carrying amount [member]
Property, Plant and Equipment [Line Items]
Beginning balance	23,983,000	20,776,000
Additions	3,701,000	4,334,000
Additions through business combinations	1,622,000
Disposals, property, plant and equipment	(2,168,000)	(1,014,000)
Foreign exchange gain (loss)	238,000	(113,000)
Ending balance	27,376,000	23,983,000
Gross carrying amount [member] | Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	20,041,000	18,386,000
Additions	3,334,000	2,662,000
Additions through business combinations	1,488,000
Disposals, property, plant and equipment	(2,101,000)	(1,006,000)
Foreign exchange gain (loss)	6,000	(1,000)
Ending balance	22,768,000	20,041,000
Gross carrying amount [member] | Furniture and fixtures [member]
Property, Plant and Equipment [Line Items]
Beginning balance	3,942,000	2,390,000
Additions	367,000	1,672,000
Additions through business combinations	134,000
Disposals, property, plant and equipment	(67,000)	(8,000)
Foreign exchange gain (loss)	232,000	(112,000)
Ending balance	4,608,000	3,942,000
Accumulated depreciation, amortisation and impairment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	(17,659,000)	(16,123,000)
Disposals, property, plant and equipment	1,831,000	923,000
Depreciation Charge for the Year	2,843,000	2,464,000
Impairment	1,572,000
Ending balance	(20,269,000)	(17,659,000)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member]
Property, Plant and Equipment [Line Items]
Beginning balance	(16,834,000)	(15,654,000)
Disposals, property, plant and equipment	1,764,000	921,000
Foreign exchange gain (loss)	2,000	0
Depreciation Charge for the Year	2,165,000	2,101,000
Impairment	1,572,000
Ending balance	(18,809,000)	(16,834,000)
Accumulated depreciation, amortisation and impairment [member] | Furniture and fixtures [member]
Property, Plant and Equipment [Line Items]
Beginning balance	(825,000)	(469,000)
Disposals, property, plant and equipment	67,000	2,000
Foreign exchange gain (loss)	24,000	(5,000)
Depreciation Charge for the Year	678,000	363,000
Impairment	0
Ending balance	€ (1,460,000)	€ (825,000)